SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 19:-	SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION

a.	General:

Commencing January 2008, the Company has two reportable segments that are related to continuing operations: the Cellocator segment and the Pointer segment.

The Cellocator segment designs, develops and produces leading mobile resource management products, including asset tracking, fleet management and security products for sale to third party operators providing mobile resource management services.

The Pointer segment acts as an operator by bundling the products of the Cellocator segment together with a range of services, including stolen vehicle retrieval services and fleet management services, and also provides road-side assistance services for sale to insurance companies, fleets and individual customers.

During 2008, as a result of the 2007 acquisition transaction in which the Company acquired Cellocator and following the determination of the CODM (chief operating decision maker), which is the Company's Chief Executive Officer, to control and manage the results of the Company's business by means of two segments, the Company began to produce discrete operating results of two business units, the Cellocator segment and the Pointer segment.

The Company evaluates performance and allocates resources based on operating profit or loss. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

The Company applies ASC 280, Segment Reporting (formerly FAS 131, "Disclosures about Segments of an Enterprise and Related Information").

b.	The following presents segment results of operations for the year ended December 31, 2011:

	Cellocator segment	Pointer segment	Total

Segments revenues	$24,199	$68,709	$92,908
Intersegments revenues	(6,990)	-	(6,990)

Revenues from external customers	$17,209	$68,709	$85,918

Segments operating profit (loss)	$(5,366)	$2,512	$(2,854)

Segments assets	$16,780	$74,146	$90,926

Depreciation, amortization and impairment expenses	$8,224	$4,486	$12,710

Expenditures for assets	$247	$4,198	$4,445

The Pointer segment revenues include revenue from services in the amount of $ 54,681.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$(2,854)
Intercompany losses on intersegment sales	241

Operating income	$(2,613)

Segments assets	$90,926
Intercompany elimination	(1,588)

Total assets	$89,338

The following presents segment results of operations for the year ended December 31, 2010:

	Cellocator segment	Pointer segment	Total

Segments revenues	$23,533	$58,627	$82,160
Intersegments revenues	(8,297)	-	(8,297)

Revenues from external customers	$15,236	$58,627	$73,863

Segments operating profit	$2,839	$3,898	$6,737

Segments assets	$25,163	$80,112	$105,275

Depreciation and amortization expenses	$1,360	$4,208	$5,568

Expenditures for assets	$471	$4,010	$4,481

The Pointer segment revenues include revenue from services in the amount of $ 48,334.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$6,737
Intercompany income on intersegment sales	(100)

Operating income	$6,637

Segments assets	$105,275
Intercompany elimination	(1,845)

Total assets	$103,430

The following presents segment results of operations for the year ended December 31, 2009:

	Cellocator segment	Pointer segment	Total

Segments revenues	$15,380	$54,187	$69,567
Intersegments revenues	(4,242)	-	(4,242)

Revenues from external customers	$11,138	$54,187	$65,325

Segments operating profit (loss)	$(3,144)	$7,043	$3,899

Segments assets	$24,799	$73,922	$98,721

Depreciation and amortization expenses	$4,503	$3,751	$8,254

Expenditures for assets	$117	$3,325	$3,442

The Pointer segment revenues include revenue from services in the amount of $ 45,118.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$3,899
Intercompany income on intersegment sales	276

Operating income	$4,175

Segments assets	$98,721
Intercompany elimination	(1,748)

Total assets	$96,973

c.	Summary information about geographical areas:

		Year ended December 31,
		2011	2010	2009

1.	Revenues *):

	Israel	$61,498	$53,574	$50,604
	Latin America	12,856	11,483	6,325
	Europe	10,275	7,553	7,376
	Other	1,289	1,253	1,020

		$85,918	$73,863	$65,325

*)	Revenues are attributed to geographic areas based on the location of the end-customers.

		December 31,
		2011	2010	2009

2.	Long-lived assets:

	Israel	$56,735	$70,166	$68,129
	Argentina	1,179	1,356	1,371
	Mexico	445	156	143
	Other	3	-	-

		$58,362	$71,678	$69,643

d.	In 2011, 2010 and 2009, none of our customer accounted above 10% of the Company's revenues.